Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes
Schedule of deferred income tax assets and liabilities

	December 31,
in thousands	2014	2015
Deferred Income Tax Assets (Liabilities)
Net operating loss carryforwards	$33,361	$40,617
Capitalized start-up costs	16,090	19,546
R&E credit carryforwards	4,098	4,698
Stock based compensation	—	777
Other	(17)	(6)

Deferred income tax assets	53,532	65,632
Valuation allowance	(53,532)	(65,632)

Net deferred income tax assets (liabilities)	$—	$—

Schedule of change in valuation allowance

Changes in the valuation allowance during years ended December 31, 2014 and 2015 are as follows (in thousands):

Year	Beginning of Year	Additions	Deductions	Balance at End of Year
2014	$45,743	$7,789	$—	$53,532
2015	$53,532	$12,100	$—	$65,632

Schedule of reconciliation of U.S. federal statutory rate to Company's effective tax rate

	Year Ended December 31,
	2014	2015
Tax at U.S. Federal Statutory rate	34.00%	34.00%
State taxes, net	5.39	5.45
Research and development credit	3.05	2.01
Other non-deductible items	(1.20)	(1.05)
Increase in valuation allowance	(41.24)	(40.41)

Effective income tax rate	0.00%	0.00%

Schedule of uncertain tax positions

              A breakdown of the Company's uncertain tax position during 2014 and 2015 is as follows (in thousands):

	Year Ended December 31,
	2014	2015
Uncertain Tax Position
Gross unrecognized tax benefit at beginning of year	$922	$1,025
Increase from tax positions taken in prior years	(12)	—
Increase from tax position in current year	115	149
Settlements with taxing authorities	—	—
Lapse of statute of limitations / expiration	—	—

Gross unrecognized tax benefit at end of year	$1,025	$1,174